SHAREHOLDER' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDER' EQUITY [Abstract]
Schedule of Stock Option Activity

	Year ended December 31
	2 0 2 1		2 0 1 1		2 0 1 0
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	6,139,463	0.45	6,755,463	0.45	5,159,102	0.71
Changes during the year:
Granted (1)	85,000	0.08	150,000	0.09	2,900,000	0.05
Exercised	-	-	-	-	-	-
Forfeited	(714,900)	0.42	(766,000)	0.39	(1,303,639)	0.61
Options outstanding at end of year	5,509,563	0.45	6,139,463	0.45	6,755,463	0.45
Options exercisable at year end	4,627,071	0.55	4,371,053	0.45	3,907,131	0.71
Weighted average fair value of options granted during the year (2)	$0.08		$0.09		$0.04
(1)	Options granted in 2012, 2011 and 2010 were granted with exercise price that was at market value or above.
(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2011 and 2012, with the following weighted average assumptions:

Schedule of Fair Value of Options Granted

	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
Dividend yield	0%	0%	0%
Expected volatility	92%	99%	92%
Risk-free interest rate	1.5%	2.02%	3.3%
Expected life - in years	4	4	4

Schedule of Information about Options Granted

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2012	life	2012	life
$		Years		Years

0.05-0.32	3,123,036	0.63-8.39	2,240,544	0.63-8.39
0.4-0.46	127,500	4.28-5.12	127,500	4.28-5.12
0.49-0.70	403,193	0.08-5.01	403,193	0.08-5.01
0.75-0.85	1,084,334	0.89-4.29	1,084,334	0.89-4.29
1.2-1.25	771,500	1.2-1.95	771,500	1.2-1.95
	5,509,563		4,627,071